Income Taxes - Schedule of Reconciliation of Expected Income Tax Expense (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Expected income tax at Brazilian tax rate	34.00%	34.00%	34.00%